UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act file number 811-21766
Highland Corporate Opportunities Fund
(Exact name of registrant as specified in charter)
Two Galleria Tower
13455 Noel Road, Suite 800
Dallas, Texas 75240
(Address of principal executive offices) (Zip code)
James D. Dondero, President
Highland Corporate Opportunities Fund
Two Galleria Tower
13455 Noel Road, Suite 800
Dallas, Texas 75240
(Name and address of agent for service)
Registrant’s telephone number, including area code: (972) 628-4100
Date of fiscal year end: December 31
Date of reporting period: June 30, 2006
Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.
The Report to Shareholders is attached herewith.

Highland Corporate Opportunities Fund
Semi-Annual Report
June 30, 2006

Highland Corporate Opportunities Fund
Economic and market conditions change frequently. There is no assurance that the trends described in this report will continue or commence.

FUND PROFILE (unaudited)
Highland Corporate Opportunities Fund
Summary
For the six month period ended June 30, 2006, the Fund’s common stock shares returned 7.62%.
Objective
The Fund seeks to achieve high returns while minimizing losses.
Total Net Assets of Common Shares (as of 06/30/06) $17.5 million
The information below gives you a snapshot of your Fund at the end of the reporting period.
Quality Breakdown as of 06/30/06 (%)

B	9.3
Caa	30.4
Ca	22.5
NR	37.8
Top 5 Sectors as of 06/30/06 (%)

Service-Environmental Services	15.9
Transportation-Auto	10.9
Forest Products-Packaging	10.3
Healthcare-Medical Products	9.8
Housing-Building Materials	9.0
Top 10 Holdings as of 06/30/06 (%)

Safety-Kleen Systems, Inc., Common Stock	11.6
Amtrol, Inc., Senior Subordinated Notes	10.3
Rotech Healthcare, Inc.	7.2
Owens Corning	5.0
Delphi Corp.	4.8
Port Townsend Paper Corp.	4.5
Armstrong World Industries, Revolver	4.0
Safety-Kleen Systems, Inc., Term Notes	4.0
Federal-Mogul Corp.	3.5
Cinacelcet Royalty Sub LLC, Senior Secured Notes	3.3
Quality is calculated as a percentage of total notes and bonds. Sectors and holdings are calculated as a percentage of net assets applicable to Common Shareholders.

FINANCIAL STATEMENTS

June 30, 2006	Highland Corporate Opportunities Fund
A guide to understanding your Fund’s financial statements
Investment Portfolio
The Investment Portfolio details all of the Fund’s holdings and their market value as of the last day of the reporting period. Portfolio holdings are organized by type of asset and industry to demonstrate areas of concentration and diversification.
Statement of Assets and Liabilities
This statement details the Fund’s assets, liabilities, net assets and share price Class Z Common Shares as of the last day of the reporting period. Net assets are calculated by subtracting all the Fund’s liabilities (including any unpaid expenses) from the total of the Fund’s investment and non-investment assets. The net asset value per share for Class Z Common Shares is calculated by dividing net assets for that class by the number of shares outstanding in that class as of the last day of the reporting period.
Statement of Operations
This statement details income earned by the Fund and the expenses accrued by the Fund during the reporting period. The Statement of Operations also shows any net gain or loss the Fund realized on the sales of its holdings during the period, any unrealized gains or losses recognized over the period as well as any distributions to Preferred Shareholders. The total of these results represents the Fund’s net increase or decrease in net assets from operations applicable to Common shareholders.
Statement of Changes in Net Assets
This statement demonstrates how the Fund’s net assets were affected by its operating results, distributions to Common shareholders and shareholder transactions from Common Shares (e.g., subscriptions, redemptions and dividend reinvestments) during the reporting period.
Statement of Cash Flows
The Statement of Cash Flows reports net cash provided or used by operating, investing and financing activities and the net effect of those flows on cash and cash equivalents during the period. The Statements of Changes in Net Assets also includes changes in the number of Common shares outstanding.
Financial Highlights
The Financial Highlights demonstrate how the Fund’s net asset value per Common share was affected by the fund’s operating results. The Financial Highlights table also discloses the performance and certain key ratios (e.g., net expenses and net investment income as a percentage of average net assets).
Notes to Financial Statements
These notes summarize the organizational background of the Fund, its significant accounting policies (including those surrounding security valuation, income recognition and distributions to shareholders), federal tax information, fees and compensation paid to affiliates and significant risks and contingencies.

INVESTMENT PORTFOLIO (unaudited)

June 30, 2006	Highland Corporate Opportunities Fund

Principal Amount ($)		Value ($)
Senior Loan Notes (a) - 8.0%
HOUSING — BUILDING MATERIALS - 4.0%
1,000,000	Armstrong World Industries Revolver, 07/31/07 (b)	699,065

SERVICE — ENVIRONMENTAL SERVICES - 4.0%
702,091	Safety-Kleen Systems, Inc. Term Notes, 12.00%, 12/31/09	702,091

	Total Senior Loan Notes (Cost $1,291,221)	1,401,156

Corporate Notes and Bonds - 69.1%

AEROSPACE — AEROSPACE/DEFENSE - 1.6%
310,000	Standard Aero Holdings, Inc. 8.25%, 09/01/14	277,450

BROADCASTING - 2.6%
500,000	Young Broadcasting, Inc. 10.00%, 03/01/11	447,500

CHEMICALS — SPECIALTY CHEMICALS - 2.8%
750,000	Polypore International, Inc. Senior Discount Notes, 5.82%, 10/01/12 (c)	498,750

CONSUMER NON-DURABLES — OTHER NON-DURABLES - 2.6%
550,000	Ames True Temper, Inc. Senior Subordinated Notes, 10.00%, 07/15/12	451,000

CONSUMER PRODUCTS - 2.4%
500,000	Del Laboratories, Inc. 8.00%, 02/01/12	418,125

FOOD AND DRUG - 3.3%
496,383	Cinacalcet Royalty Sub LLC Senior Secured Notes, 8.00%, 03/30/17	570,840

FOREST PRODUCTS — CONTAINERS - 4.5%
1,000,000	Port Townsend Paper Corp. 11.00%, 04/15/11 (e)	795,000

FOREST PRODUCTS — PACKAGING - 10.3%
2,000,000	Amtrol, Inc. Senior Subordinated Notes, 10.63%, 12/31/06	1,810,000

HEALTHCARE — MEDICAL PRODUCTS - 9.8%
500,000	Medquest Inc., Series B 11.88%, 08/15/12	466,250
1,500,000	Rotech Healthcare, Inc. 9.50%, 04/01/12	1,256,250

		1,722,500

HOUSING — BUILDING MATERIALS - 5.0%
1,000,000	Owens Corning 7.50%, 08/01/18 (f)	880,000

SERVICE — OTHER SERVICES - 1.1%
200,000	La Petite Academy Inc 10.00%, 05/15/08 (g)	200,000

TELECOMMUNICATIONS/CELLULAR - 3.0%
735,000	SunCom Wireless Holdings, Inc. 9.38%, 02/01/11	529,200

TRANSPORTATION — AUTO - 10.9%
500,000	American Tire Distributors Holdings, Inc. Senior Notes, 11.24%, 04/01/12 (h)	467,500
1,000,000	Delphi Corp. 6.55%, 06/15/06 (f)	835,000
1,000,000	Federal-Mogul Corp. 7.50%, 01/15/09 (f)	610,000

		1,912,500

TRANSPORTATION — SHIPPING - 4.5%
	Sea Containers Ltd., Senior Notes
600,000	10.50%, 05/15/12	561,750
250,000	Series B, 7.88%, 02/15/08	222,500

		784,250

UTILITIES - 2.0%
1,000,000	Enron Corp. Senior Unsecured Notes, 6.63%, 11/15/05 (f) (i)	342,500

WIRELESS COMMUNICATIONS - 2.7%
500,000	Clearwire Corp. Senior Unsecured Notes, 11.00%, 08/15/10	477,680

	Total Corporate Notes and Bonds (Cost $12,285,586)	12,117,295

Shares
Common Stocks - 18.5%

BROADCASTING - 3.2%
98,243	GrayTelevision, Inc.	568,827

ENERGY — EXPLORATION & PRODUCTION (j) - 1.2%
19,200	EXCO Resources, Inc.	218,880

HEALTHCARE — ALTERNATE SITE SERVICES (j) - 1.0%
11,000	SFBC International, Inc.	166,760

METALS/MINERALS — OTHER METALS/MINERALS - 1.1%
4,000	Alcan, Inc.	187,760

SERVICE — ENVIRONMENTAL SERVICES (j) - 11.9%
100,459	Safety-Kleen Systems, Inc.	2,040,322
1,711	Safety-Kleen Systems, Inc.	50,475

		2,090,797

UTILITIES - 0.1%
893	Portland General Electric Co.	22,298

	Total Common Stocks (Cost $2,684,053)	3,255,322

See accompanying Notes to Financial Statements.     3

INVESTMENT PORTFOLIO (unaudited) (continued)

June 30, 2006	Highland Corporate Opportunities Fund

Shares	Value ($)
Warrants (j) - 0.4%

WIRELESS COMMUNICATIONS - 0.4%
40,000	Clearwire Corp. , expires 08/15/10	67,320

Total Warrants (Cost $74,800)	67,320

Total Investments - 96.0%	16,841,093

(cost of $16,335,660) (k)

Preferred Shares at Liquidation Value — (2.6)%	(463,000)

Other Assets & Liabilities, Net - 6.6%	1,157,566

Net Assets applicable to Common Shareholders - 100.0%	17,535,659

(a)	Senior loans in which the Fund invests generally pay interest at rates which are periodically predetermined by reference to a base lending rate plus a premium. (Unless otherwise identified, all senior loans carry a variable rate interest.) These base lending rates are generally (i) the Prime Rate offered by one or more major United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (“LIBOR”) or (iii) the Certificate of Deposit rate. Rate shown represents the weighted average rate at June 30, 2006. Senior loans, while exempt from registration under the Securities Act of 1933, as amended, contain certain restrictions on resale and cannot be sold publicly. Senior secured floating rate loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.

(b)	This position has not settled. Contract rate does not take effect until settlement date.

(c)	Step Coupon. A bond that pays an initial coupon rate for the first period and then higher coupon rates for the following periods until maturity. The coupon rate will be 0.00% until October 2008 and 10.50% thereafter. The rate shown represents the yield at time of purchase.

(d)	Security (or a portion of security) on Loan as of June 30, 2006. See footnote 8.

(e)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security is purchased in accordance with guidelines approved by the Fund’s Board of Trustees and may only be resold, in transactions exempt from registration, to qualified institutional buyers. At June 30, 2006, this security amounted to $795,000 or 4.5% of net assets. This security has been determined by the Adviser to be a liquid security.

(f)	The issuer is in default of certain debt covenants. Income is not being accrued.

(g)	Represents fair value as determined in good faith under the direction of the Board of Trustees.

(h)	Floating rate note. The interest rate shown reflects the rate in effect at June 30, 2006.

(i)	This issuer is under the protection of the Federal bankruptcy court.

(j)	Non-income producing security.

(k)	Cost for Federal income tax purposes is $16,335,660.
4     See accompanying Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2006 (unaudited)	Highland Corporate Opportunities Fund

Assets:
Investments:
Investments, at value (Cost $16,335,660)	$16,841,093
Cash	1,572,858
Cash held as collateral for securities loaned	4,409,000
Receivable for:
Investments sold	1,001,250
Dividends, interest and fees	393,390
Offering costs (Note 2)	40,396

Total assets	24,257,987

Liabilities:
Payable for:
Accumulated undeclared distributions to Preferred Shareholders (Note 2)	18,571
Payable for return of securities loaned (Note 8)	4,409,000
Investments purchased	1,690,000
Investment advisory fee (Note 4)	25,631
Carried interest fee (Note 4)	53,989
Administration fee (Note 4)	3,143
Accrued expenses and other liabilities	58,994
Series P Preferred Shares ($1,000 net asset and liquidation value per share subject to an aggregate of 463 shares issued and outstanding) liquidation value	463,000

Total liabilities	6,722,328

NET ASSETS APPLICABLE TO COMMON SHARES	$17,535,659

Composition of Net Assets
Par value of common shares (Note 1)	$1,725
Paid-in capital in excess of par value of common shares	16,682,562
Undistributed net investment income	349,820
Accumulated net realized loss on investments	(3,881)
Net unrealized appreciation on investments	505,433

NET ASSETS APPLICABLE TO COMMON SHARES, AT VALUE	$17,535,659

Class Z Common Shares
Net assets	$17,535,659
Shares outstanding (unlimited shares authorized)	1,724,743
Net asset value, offering and redemption price per share (Net assets/Shares outstanding)	$10.17
See accompanying Notes to Financial Statements.     5

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2006 (unaudited)	Highland Corporate Opportunities Fund

Investment Income
Interest	$839,262
Dividends	1,986
Securities lending income	1,754
Less taxes withheld	(90)

Total investment income	842,912

Expenses
Investment management fee (Note 4)	119,494
Carried interest fees (Note 4)	53,989
Administration fee (Note 4)	18,547
Accounting services fee	75,761
Transfer agent fee	15,810
Professional fees	24,893
Trustees’ fees (Note 4)	20,699
Custody fee	1,626
Amortization of offering costs (Note 2)	134,136
Reports to shareholders	3,497

Net expenses	468,452

Net investment income	374,460

Net Realized and unrealized Gain on Investments
Net realized loss on investments	(3,881)
Net change in unrealized appreciation on investments	581,279

Net gain	577,398

Undeclared Distributions to Preferred Shareholders
From net investment income (including changes in accumulated undeclared distributions)	(18,368)

Net increase in net assets, applicable to common shareholders	$933,490

6     See accompanying Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS
Highland Corporate Opportunities Fund

	Six Months	Period
	Ended	Ended
	June 30, 2006	December 31,
	(unaudited)	2005 (a)
Increase in Net Assets:

Operations
Net investment income (loss)	$374,460	$(221,068)
Net realized gain (loss) on investments	(3,881)	112,322
Net change in unrealized appreciation (depreciation) on investments	581,279	(75,846)
Undeclared Distributions and distributions to Preferred Shareholders from net investment income, and distributions from return of capital including change in accumulated undeclared distributions	(18,368)	(23,239)

Net increase (decrease) from Operations	933,490	(207,831)

Share Transactions from Common Shares
Class Z
Subscriptions	4,310,000	12,500,000

Net increase from share transactions from common shares	4,310,000	12,500,000

Total increase in net assets from common shares	5,243,490	12,292,169

Net Assets Applicable to Common Shares
Beginning of period	12,292,169	—
End of period (including undistributed net investment income (loss) of $349,820 and $(6,272), respectively)	$17,535,659	$12,292,169

Change In Common Shares
Class Z
Subscriptions	423,793	1,300,950

Net increase in common shares	423,793	1,300,950

(a)	Highland Corporate Opportunities Fund commenced investment operations on May 17, 2005.
See accompanying Notes to Financial Statements.     7

STATEMENT OF CASH FLOWS

For the Six Months Ended June 30, 2006 (unaudited)	Highland Corporate Opportunities Fund

Increase In Cash

Cash Flows Used For Operating Activities
Net investment income	$374,460

Adjustments to Reconcile Net Investment Income to Net Cash Used for Operating Activities
Purchase of investment securities	(38,304,047)
Proceeds from disposition of investment securities	27,744,832
Increase in dividends, interest and fees receivable	(166,209)
Decrease in receivable for investments sold	13,750
Decrease in other assets	140,606
Net amortization of premium (discount)	(188,455)
Increase in payable for investments purchased	302,500
Increase in payables to related parties	52,387
Decrease in other liabilities	(450,987)

Net cash flow from operating activities	(10,481,163)

Cash Flows Provided for Financing Activities
Proceeds from shares sold	4,310,000
Distributions to Preferred Shareholders from return of capital, including change in accumulated undeclared distributions	(18,368)

Net cash flow provided by financing activities	4,291,632

Net increase in cash	(6,189,531)

Cash
Beginning of the period	7,762,389
End of the period	$1,572,858

8     See accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
Highland Corporate Opportunities Fund
Selected data for a common share outstanding throughout each period is as follows:

	Six Months
	Ended		Period Ended
	June 30, 2006		December 31,
	(unaudited)		2005 (a)

Class Z Shares Per Share Operating Performance:
Net Asset Value, Beginning of Period	$9.45		$10.00

Income from Investment Operations:
Net investment income (loss)	0.27	(b)	(0.49	)(b)
Net realized and unrealized gain (loss) on investments	0.45	(b)	(0.02	)(b)

Distributions to Preferred Shareholders:
Dividends from net investment income to preferred shareholders	—		(0.04)

Total from investment operations, applicable to common shareholders	0.72		(0.55)
Less Distributions Declared to Common Shareholders:
From net investment income	—		—
From net realized gains	—		—

Total distributions declared to common shareholders	—		—

Net Asset Value, End of Period	$10.17		$9.45
Total return (c)	7.62	%(d)	(5.50)	%(d)

Ratios to Average Net Assets and Supplemental Data:

Common Share information at period end:
Net assets, end of period (000’s)	$17,536		$12,292
Ratios based on net assets of common shares
Net expenses	6.92%		12.35%
Net investment income (loss) (e)	5.53%		(4.98)%

Common and Preferred Share information at period end:
Ratios based on net assets of common and preferred shares
Net expenses	6.69%		11.59%
Net investment income (loss)	5.09%		(5.16)%
Portfolio turnover	274.2	%(d)	52.4	%(d)

Preferred Share information at period end:
Aggregate amount outstanding, end of period (000’s)	$463		$463
Asset coverage per share ($) (f)	$38,874		$27,549

(a)	Highland Corporate Opportunities Fund commenced investment operations on May 17, 2005.

(b)	Per share data was calculated using average monthly shares outstanding during the period.

(c)	Total return at net asset value assuming all distributions reinvested.

(d)	Not annualized.

(e)	Net investment income ratio does not reflect payment to Preferred Shareholders. The ratio reflecting such payment was 5.26% and (5.50)% for the period ended June 30, 2006 and December 31, 2005, respectively.

(f)	Asset coverage per share equals net assets of common shares plus the redemption value of the Preferred shares divided by the total number of Preferred shares outstanding at the end of the period.
See accompanying Notes to Financial Statements.     9

NOTES TO FINANCIAL STATEMENTS (unaudited)

June 30, 2006	Highland Corporate Opportunities Fund
Note 1. Organization
Highland Corporate Opportunities Fund (the “Fund”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a nondiversified, closed-end management investment company.
Investment Goal
The Fund seeks to achieve high total returns, while minimizing losses.
Common Shares
The Fund may issue an unlimited number of Common Shares, par value $0.001 per share. The Common Shares will continuously offer a single class, Class Z, only to investors that are both accredited investors and qualified clients on a private placement basis.
Preferred Shares
The Fund is authorized to issue up to 5,000 shares of Series P Preferred Shares (“Series P Shares”). Series P Shares pay cumulative preferential dividends of approximately 8% per year and are preferred as to liquidation value over the Common Shares. The purchase price for each Series P Shares is $1,000. The Series P Shares have a liquidation preference equal to $1,000 (the “Liquidation Preference”) plus any accumulated but unpaid dividends and will be redeemable at the option of the Fund in whole or part at any time in an amount equal to the Liquidation Preference plus accumulated and unpaid dividends thereon calculated as of the date of redemption. On or after the fifth anniversary of the commencement of the Fund’s operations, holders of Series P Shares have the right, on not less than 90 days prior written notice to the Fund, to sell such Series P Shares to the Fund at an amount equal to the Liquidation Preference plus accumulated but unpaid dividends. The right of the holders of Series P Shares to sell their shares to the Fund requires Series P Shares to be presented as a liability for financial reporting purposes. The Fund will not issue Series P Shares unless immediately thereafter the Series P Shares have asset coverage of at least 200%.
The Fund is also authorized to issue one share of Series S Preferred Shares (“Special Share”). The Special Share will have a liquidation preference equal to $1,000 plus any accumulated but unpaid dividends and will be redeemable at the option of the Fund in whole or part at any time after the termination for any or no reason of the Investment Management Agreement in accordance with the provisions thereof in an amount equal to the Liquidation Preference plus accumulated and unpaid dividends thereon calculated as of the date of redemption. The Fund will not issue Series P Shares or a Special Share (“Preferred Shares”) unless immediately thereafter the Preferred Shares have an asset coverage of at least 200%. As of June 30, 2006, Special Share had not been issued.
The Preferred Shares are senior to and have certain class-specific preferences over the Common Shares. Under the 1940 Act, the Preferred Shares must have the right to elect at least two Trustees at all times and a majority of the Trustees in the event of serious dividend arrearages. Preferred Shares also have certain class voting rights under the 1940 Act.
Note 2. Significant Accounting Policies
Use of Estimates
The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.
Fund Valuation
The net asset value of the Fund’s Common Shares is calculated as of the last business day of each month, in connection with each issuance of common shares by the Fund, as of each distribution date (after giving effect to the relevant declaration) and on such other dates as determined by the Investment Manager or the Board of Trustees, in accordance with the valuation policies and guidelines approved from time to time by the Board of Trustees. The net asset value is calculated by dividing the value of the Fund’s net assets attributable to Common Shares by the number of Common Shares outstanding. The value of the Fund’s net assets available to Common Shares is deemed to equal the value of the Fund’s total assets less (i) the Fund’s liabilities, and (ii) the aggregate liquidation value of its Preferred Shares.

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

June 30, 2006	Highland Corporate Opportunities Fund
Security Valuation
In computing the Fund’s net assets attributable to common shares, securities with readily available market quotations use those quotations for valuation. When portfolio securities are traded on the relevant day of valuation, the valuation will be the last reported sale price on that day. If there are no such sales on that day, the security will be valued at the mean between the most recently quoted bid and asked prices provided by principal market makers. Securities without a sale price or quotations from principal market makers on the valuation day will be priced by an independent pricing service. If securities do not have readily available market quotations or pricing service prices, including circumstances under which such are determined not to be accurate or current (including when events materially affect the value of securities occurring between the time when market price is determined and calculation of the Fund’s net asset value), such securities are valued at their fair value, as determined by the Investment Manager in good faith in accordance with procedures approved by the Fund’s Board of Trustees. Using a fair value pricing methodology to price securities may result in a value that is different from a security’s most recent sale price and from the prices used by other investment companies to calculate their net asset values. There can be no assurance that the Fund’s valuation of a security will not differ from the amount that it realizes upon the sale of such security. Short-term investments, that is, those with a remaining maturity of 60 days or less, are valued at amortized cost. Repurchase agreements are valued at cost plus accrued interest.
Security Transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Foreign Currency
Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates using the current 4:00 PM London Time Spot Rate. Fluctuations in the value of the foreign currencies and other assets and liabilities resulting from changes in exchange rates, between trade and settlement dates on security transactions and between the accrual and payment dates on dividends, interest income and foreign withholding taxes, are recorded as unrealized foreign currency gains (losses). Realized gains (losses) and unrealized appreciation (depreciation) on investment securities and income and expenses are translated on the respective dates of such transactions. The effect of changes in foreign currency exchange rates on investments in securities are not segregated in the statement of operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.
Income Recognition
Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Dividend income is recorded on the ex-dividend date.
Federal Income Tax Status
The Fund intends to qualify each year as a “Regulated Investment Company” under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), and will distribute substantially all of its taxable income and gains, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute, in each calendar year, all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provisions are recorded.
Distributions to Shareholders
Dividends from net investment income are distributed each year based on the criteria set forth. Holders of Series P Shares are entitled to receive cumulative dividends in the amount of 8% per year of $1,000 for each Series P Share owned. Dividends to holders of Common Shares will consist of all net investment income remaining after the payment of dividends on the Series P Shares. Capital gain dividends, deemed capital gain dividends, and ordinary income dividends will be allocated between the holders of Common Shares and Series P Shares in proportion to the total dividends paid during the taxable year. The Fund will not declare or pay any dividend with respect to Common Shares unless the Preferred Shares have asset coverage of at least 200% after deducting the amount of the dividend. Holders of common shares are expected to agree to reinvest all distributions.

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

June 30, 2006	Highland Corporate Opportunities Fund
Offering Costs
Certain costs incurred in connection with the Fund offering have been capitalized and are being amortized on a straight-line basis over one year, beginning on the commencement of operations of the Fund. All such costs are expensed on the Statement of Operations. The Investment Manager has paid these costs directly and the Fund will reimburse them.
Statement of Cash Flows
Information on financial transactions which have been settled through the receipt or disbursement of cash is presented in the Statement of Cash Flows. The cash amount shown in the Statement of Cash Flows is the amount included within the Fund’s Statement of Assets and Liabilities and includes cash on hand at its custodian bank and does not include any short-term investments.
Additional Accounting Standards
In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation 48 (FIN 48), “Accounting for Uncertainty in Income Taxes.” This standard defines the threshold for recognizing the benefits of tax-return positions in the financial statements as “more-likely-than-not” to be sustained by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50 percent likely to be realized. FIN 48 is effective as of the beginning of the first fiscal year beginning after December 15, 2006 (January 1, 2007 for calendar-year companies), with early application permitted if no interim financial statements have been issued. At adoption, companies must adjust their financial statements to reflect only those tax positions that are more likely- than-not to be sustained as of the adoption date. As of June 30, 2006, the Funds have not evaluated the impact that will result from adopting FIN 48.
Note 3. Federal Tax Information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period.
Reclassifications are made to the Fund’s capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.
The tax character of distributions paid during the period ended December 31, 2005 was as follows:

2005
Distributions paid from:
Ordinary income*	$68
Long-term capital gains	—
Return of Capital	23,171

*	For tax purposes short-term capital gains distributions, if any, are considered ordinary income distributions.
As of December 31, 2005, the components of distributable earnings on a tax basis were as follows:

Undistributed	Undistributed
Ordinary	Long-Term	Net Unrealized
Income	Capital Gains	Depreciation*
$—	$—	$(75,846)

*	Any differences between book-basis and tax-basis net unrealized appreciation/depreciation are primarily due to deferral of losses from wash sales.
Unrealized appreciation and depreciation at June 30, 2006, based on cost of investments for federal income tax purposes and excluding any unrealized appreciation and depreciation from changes in the value of other assets and liabilities resulting from changes in exchange rates, was:

Unrealized appreciation	$1,035,570
Unrealized depreciation	(530,137)

Net unrealized depreciation	$505,433
Note 4. Investment Manager, Administration Services, Carried Interest, and Trustee Fees
Investment Management Fee
Highland Capital Management, L.P. (“Investment Manager”) is the investment manager to the Fund and receives an investment management fee calculated and paid monthly in arrears at an annual rate equal to 1.75% of the aggregate net asset value of the Fund.
Administration Services Fee
The Investment Manager provides administrative services to the Fund. For its services, the Investment Manager receives an administrative services fee of 0.20% per year, calculated and paid monthly in arrears, of the average value of the gross assets of the Fund. Under a separate sub-administration agreement, the Investment Manager has delegated certain administrative functions

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

June 30, 2006	Highland Corporate Opportunities Fund
to PFPC Inc. (“PFPC”). The Investment Manager pays PFPC directly for these sub-administration services.
Carried Interest Fee
The Carried Interest is paid as a fee pursuant to the Investment Management Agreement. The Carried Interest is an amount accrued monthly and payable annually, as of December 31 of each year, to the Investment Manager based on 20% of the Fund’s realized and unrealized cumulative total return on assets attributable to the Common Shares and Special Share. If there is a positive return through any interim month in excess of the high watermark described below, the Fund will accrue an appropriate amount in respect of the earned Carried Interest potentially payable at the end of the year. If there is a negative return in any calendar year, no Carried Interest will be paid until the negative return (as a percentage of average net assets attributable to the Common Shares and the Special Share, or, if less, as a percentage of such net assets at the time such negative return is experienced) has been recovered in full (“High Watermark Provision”).
Fees Paid to Officers and Trustees
The Fund pays no compensation to its one interested Trustee or any of its other officers, all of whom are employees of Highland. The Fund pays each Trustee who is not an interested person (as defined in the 1940 Act) of the Fund an annual retainer of $10,000 per year for services provided as a Trustee of the Fund.
Note 5. Portfolio Information
For the six months ended June 30, 2006, the cost of purchases and proceeds from sales of securities, excluding short-term obligations, were $38,304,047 and $27,744,832, respectively.
Note 6. Periodic Repurchase Offers
Commencing approximately one year after the Common Shares are first issued, the Fund intends to make quarterly repurchases at NAV of up to 20% of the outstanding Common Shares that have been held for at least twelve months (“Repurchase Offers”).
Note 7. Senior Loan Participation Commitments
The Fund may invest its assets (plus any borrowings for investment purposes) in adjustable rate senior loans (“Senior Loans”) the interest rates of which float or vary periodically based upon a benchmark indicator of prevailing interest rates to domestic foreign corporations, partnerships and other entities (“Borrowers”). If the lead lender in a typical lending syndicate becomes insolvent, enters FDIC receivership or, if not FDIC insured enters into bankruptcy, the Fund may incur certain costs and delays in receiving payment or may suffer a loss of principal and/or interest. When the Fund purchases a participation of a Senior Loan interest, the Fund typically enters into a contractual agreement with the lender or other third party selling the participation, not with the borrower directly. As such, the Fund assumes the credit risk of the Borrower, Selling Participant or other persons interpositioned between the Fund and the Borrower. The ability of Borrowers to meet their obligations may be affected by economic developments in a specific industry. At June 30, 2006, there were no Senior Loans purchased by the Fund on a participation basis.
Note 8. Securities Loans
The Fund may make secured loans of its portfolio securities amounting to not more than one-third of the value of its total assets, thereby realizing additional income. The risks in lending portfolio securities, as with other extensions of credit, consist of possible delays in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. As a matter of policy, securities loans are made to unaffiliated broker-dealers pursuant to agreements requiring that loans be continuously secured by collateral in cash or short-term debt obligations at least equal at all times to the value of the securities subject to the loan. The borrower pays to the Fund an amount equal to any interest or dividends received on securities subject to the loan. The Fund retains all or a portion of the interest received on investment of the cash collateral or receives a fee from the borrower. As of June 30, 2006, the market value of securities loaned by the Fund was $4,314,217. The loans were secured with cash collateral of $4,409,000.

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

June 30, 2006	Highland Corporate Opportunities Fund
Note 9. Disclosure of Significant Risks and Contingencies
Industry Focus
The Fund may focus its investments in instruments of only a few companies. The concentration of the Fund’s portfolio in any one obligor would subject the Fund to a greater degree of risk with respect to defaults by such obligor, and the concentration of the portfolio in any one industry would subject the Fund to a greater degree of risk with respect to economic downturns relating to such industry.
Non-Payment Risk
Corporate debt obligations, including Senior Loans, are subject to the risk of non-payment of scheduled interest and/or principal. Non-payment would result in a reduction of income to the Fund, a reduction in the value of the Senior Loan experiencing non-payment and a potential decrease in the net asset value of the Fund.
Credit Risk
Investments rated below investment grade are commonly referred to as high-yield, high risk or “junk debt.” They are regarded as predominantly speculative with respect to the issuing company’s continuing ability to meet principal and/or interest payments. Investments in high yield Senior Loans may result in greater net asset value fluctuation than if the Fund did not make such investments.
Illiquidity of Investments
The investments made by the Fund may be illiquid, and consequently the Fund may not be able to sell such investments at prices that reflect the Investment Manager’s assessment of their value or the amount paid for by the Fund. Illiquidity may result from the absence of an established market for the investments as well as legal, contractual or other restrictions on their resale of the Fund and other factors. Furthermore, the nature of the Fund’s investments, especially those in financially distressed companies, may require a long holding period prior to profitability.
Troubled, Distressed or Bankrupt Companies
The Fund invests in companies that are troubled, in distress, or bankrupt. As such, they are subject to a multitude of legal, industry, market, environment and governmental forces that make analysis of these companies inherently risky. Further, the Investment Manager relies on company management, outside experts, market participants, and personal experience to analyze potential investments for the Fund. There can be no assurance that any of these sources will prove credible, or that the resulting analysis will produce accurate conclusions.
Carried Interest Risk
The Carried Interest may create an incentive for the Investment Manager or its Affiliates to make investments that are risky or more speculative than would otherwise be the case. The way in which the amount of the Carried Interest is determined may encourage the Investment Manager to use leverage to increase the return on the Fund’s investments. If the Investment Manager acquires poorly performing assets with such leverage, the loss to the Fund could be substantial. Finally, because a portion of the Carried Interest is likely to reflect interest and dividend income and is calculated on an accrual basis regardless of whether the Fund has received a cash payment, the Investment Manager might have an incentive to invest in zero coupon or deferred interest securities in circumstances where it would not have done so but for the opportunity to continue to earn Carried Interest even when the issuer would not be able to make cash payments on such securities. The foregoing risks could be increased because the Investment Manager is not obligated to reimburse the Fund for any Carried Interest received even if the Fund subsequently incurs losses or never receives in cash income that was previously accrued.
Foreign Securities
Investments in foreign securities involve certain factors not typically associated with investing in U.S. securities, such as risks relating to (i) currency exchange matters, including fluctuations in the rate of exchange between the U.S. dollar (the currency in which the books of the Fund are maintained) and the various foreign currencies in which the Fund’s portfolio securities will be denominated and costs associated with conversion of investment principal and income from one currency into another; (ii) differences between the U.S. and foreign securities markets, including the absence of uniform accounting, auditing and financial reporting standards and practices and disclosure requirements, and less government supervision and regulation; (iii) political, social or economic instability; and (iv) the extension of credit, especially in the case of sovereign debt.

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

June 30, 2006	Highland Corporate Opportunities Fund
Significant Shareholder
At June 30, 2006, 4 shareholders owned 81.45% of the net assets applicable to common shares.
Indemnification
Under the Fund’s organizational documents, the Fund will indemnify the Trustees, officers and the Investment Manager and any other officer, director, member, manager, employee, stockholder, assign, representative, agent or affiliate of any such person with respect to any act or omission as long as (i) such person’s activities do not constitute Disabling Conduct and (ii) there has been a determination (a) by a final decision on the merits by a court or other body of competent jurisdiction before whom the issue of entitlement to identification was brought that such an indemnitee is entitled to indemnification or, (b) in the absence of such a decision, by (1) a majority vote of a quorum of those Trustees who are neither “interested persons” of the Fund nor parties to the proceeding, that the indemnitee is entitled to indemnification, or (2) if such quorum is not obtainable or even if obtainable, if such majority so directs, independent legal counsel in a written opinion concludes that the indemnitee should be entitled to indemnification. A successful claim for indemnification could reduce the Fund’s assets available for distribution to the shareholders.

IMPORTANT INFORMATION ABOUT THIS REPORT
Transfer Agent
PFPC Inc.
101 Sabin Street
Pawtucket, RI 02860
Investment Adviser
Highland Capital Management, L.P.
13455 Noel Rd., Suite 800
Dallas, TX 75240
Independent Registered Public Accounting Firm
PricewaterhouseCoopers LLP
2001 Ross Avenue, Suite 1800
Dallas, TX 75201
Legal Counsel
Skadden, Arps, Slate, Meagher & Flom LLP
4 Times Square
New York, New York 10036
The Fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 1-877-665-1287 and additional reports will be sent to you.
This report has been prepared for shareholders of Highland Corporate Opportunities Fund.
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities, and the Fund’s proxy voting record for the most recent 12-month period ended June 30, are available (i) without charge, upon request, by calling 1-877-665-1287 and (ii) on the Securities and Exchange Commission’s website at http://www.sec.gov.
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at http://www.sec.gov and also may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Highland Corporate Opportunities Fund

Semi-Annual Report - June 30, 2006

HIGHLAND FUNDS
managed by
Highland Capital Management, L.P.

www.highlandfunds.com

HLC-HCOF SEMI-06/06

Item 2. Code of Ethics.
Not applicable.
Item 3. Audit Committee Financial Expert.
Not applicable.
Item 4. Principal Accountant Fees and Services.
Not applicable.
Item 5. Audit Committee of Listed registrants.
Not applicable.
Item 6. Schedule of Investments.
Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
There has been no change, as of the date of this filing, in any of the portfolio managers identified in response to paragraph (a)(1) of this Item in the registrant’s most recently filed annual report on Form N-CSR.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.
Item 10. Submission of Matters to a Vote of Security Holders.
There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.
Item 11. Controls and Procedures.
(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits.
(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Not applicable.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(registrant) Highland Corporate Opportunities Fund

By (Signature and Title)*	/s/ James D. Dondero
James D. Dondero, Chief Executive Officer
(principal executive officer)
Date August 29, 2006
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ James D. Dondero James D. Dondero, Chief Executive Officer
(principal executive officer)
Date August 29, 2006

By (Signature and Title)*	/s/ M. Jason Blackburn M. Jason Blackburn, Chief Financial Officer
(principal financial officer)
Date August 29, 2006

*	Print the name and title of each signing officer under his or her signature.